Tenant and Other Receivables, net:	12 Months Ended
Dec. 31, 2010
Tenant and Other Receivables, net:
Tenant and Other Receivables, net:

8. Tenant and Other Receivables, net:

        Included in tenant and other receivables, net, is an allowance for doubtful accounts of $5,411 and $5,943 at December 31, 2010 and 2009, respectively. Also included in tenant and other receivables, net are accrued percentage rents of $5,827 and $4,912 at December 31, 2010 and 2009, respectively.

        Included in tenant and other receivables, net, are the following notes receivable:

        On March 31, 2006, the Company received a note receivable that is secured by a deed of trust, bears interest at 5.5% and matures on March 31, 2031. At December 31, 2010 and 2009, the note had a balance of $8,992 and $9,227, respectively.

        On January 1, 2008, in connection with the redemption of participating preferred units, the Company received an unsecured note receivable that bore interest at 9.0% and matured on June 30, 2010. The note was paid off in full on June 30, 2010 and had a balance at December 31, 2009 of $11,763.

        On August 18, 2009, the Company received a note receivable from J&R Holdings XV, LLC ("Pederson") that bears interest at 11.55% and matures on December 31, 2013. Pederson is considered a related party because it has an ownership interest in Promenade at Casa Grande. The note is secured by Pederson's interest in Promenade at Casa Grande. Interest income on the note was $138 and $67 for the years ended December 31, 2010 and 2009, respectively. The balance on the note at December 31, 2010 and 2009 was $3,445 and $1,800, respectively.